Organization and Nature of Business Operations (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 23, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization and Nature of Business Operations (Details) [Line Items]
Public share par value (in Dollars per share)		$ 0.00001	$ 0.00001	$ 0.00001
B Riley Principal 150 Merger Corp [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Price per share (in Dollars per share)		$ 11.5	$ 11.5
Percentage of gross proceeds			3.50%
Borrowing amount		$ 300,000	$ 300,000
Note payable due to related party		40,000	40,000
Proceeds of initial public offering		172,500,000	172,500,000
Pay its expenses only from net proceeds		$ 85,204	43,324
Description of transaction		the completion of the Initial Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (the “Amended Charter”) to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete the Initial Business Combination by February 23, 2023; or (iii) the redemption of all of the Company’s public shares if the Company is unable to complete the Initial Business Combination by February 23, 2023 (at which such time up to $100,000 of interest shall be available to the Company to pay dissolution expenses), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the holders of the Company’s public shares (the “public stockholders”).
Pay dissolution expenses		$ 100,000	100,000
Net tangible assets		5,000,001
Pay franchise and income taxes		100,000	100,000
Public offering cost	$ 172,500,000
Class A common shares (in Dollars per share)	$ 10
Operating bank account		85,204	43,324
Cash and cash equivalents		172,532,601	172,516,200
Working capital		3,053,182	1,957,395
Tax payable		$ 50,000	200,000
Obligation to redeem percentage		100.00%
Public Offering [Member] | B Riley Principal 150 Merger Corp [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Shares sold (in Shares)	17,250,000
Price per share (in Dollars per share)	$ 10
Underwriting commissions		$ 3,450,000	$ 3,450,000
Percentage of gross proceeds		2.00%	2.00%
Other offering costs		$ 485,257	$ 485,257
Public share par value (in Dollars per share)		$ 0.0001	$ 0.0001
Proceeds of initial public offering		$ 172,500,000	$ 172,500,000
Over-allotment option [Member] | B Riley Principal 150 Merger Corp [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Shares sold (in Shares)	2,250,000
Private Placement Units [Member] | B Riley Principal 150 Merger Corp [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Shares sold (in Shares)	520,000
Price per share (in Dollars per share)	$ 10
Gross proceeds		5,200,000	$ 5,200,000
Public Units [Member] | B Riley Principal 150 Merger Corp [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Shares sold (in Shares)	17,250,000		17,250,000
Gross proceeds		$ 172,500,000	$ 172,500,000
Business Combination [Member] | B Riley Principal 150 Merger Corp [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Net assets held in the trust account, percentage		80.00%